Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Principles of Consolidation
a)

Principles

of

Consolidation
:

The

accompanying

consolidated

financial

statements

have

been
prepared in

accordance with

U.S. generally

accepted accounting

principles and

include the

accounts of
Diana Shipping Inc.

and its wholly

owned subsidiaries. All

intercompany balances and transactions

have
been

eliminated

upon

consolidation.

Under

Accounting

Standards

Codification

(“ASC”)

810
“Consolidation”, the

Company consolidates entities

in which

it has

a controlling

financial interest,

by first
considering if

an entity

meets the

definition of

a variable

interest entity

("VIE") for

which the

Company is
deemed to be the primary beneficiary under

the VIE model, or if the Company controls

an entity through a
majority

of

voting

interest

based

on

the

voting

interest

model.

The

Company

evaluates

financial
instruments, service contracts, and

other arrangements to determine

if any variable interests

relating to an
entity exist. For

entities in which

the Company

has a variable

interest, the Company

determines if

the entity
is a

VIE by

considering whether

the entity’s

equity investment

at risk

is sufficient

to finance

its activities
without additional

subordinated financial

support and

whether the

entity’s at-risk

equity holders

have the
characteristics of a controlling financial interest. In performing the analysis of whether the Company is the primary beneficiary

of a

VIE, the

Company considers

whether it

individually has

the

power to

direct the
activities of

the VIE

that most

significantly affect

the entity’s

performance and

also has

the obligation

to
absorb losses or the right to receive

benefits of the VIE that could potentially

be significant to the VIE. The
Company had identified

it had variable interests

in DWM, as it

was considered that

all of its activities

either
involved

or

were

conducted

on

behalf

of

the

Company

and

its

related

parties

but

was

not

the

primary
beneficiary.

The

Company

has

reconsidered

this

initial

determination

and

determined

that

since

DWM
meets the definition of a

business and the Company does

not have any obligations

to absorb losses of

the
joint venture, DWM is

not a VIE.

If the Company holds

a variable interest in

an entity that

previously was
not a VIE, it reconsiders whether the entity has become a VIE.

Use of Estimates
b)

Use

of

Estimates:
The preparation

of

consolidated financial

statements

in

conformity with

U.S.
generally accepted accounting principles

requires management to make estimates

and assumptions that
affect the

reported amounts

of assets

and liabilities

and disclosure

of contingent

assets and

liabilities at
the

date

of

the

consolidated financial

statements

and the

reported

amounts of

revenues

and

expenses
during the reporting period.

Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)
c)

Other Comprehensive Income / (Loss):
The Company separately presents certain transactions,
which are recorded directly as components

of stockholders’ equity. Other Comprehensive Income / (Loss)
is presented in a separate statement.

Foreign Currency Translation
d)

Foreign Currency

Translation:
The functional

currency of

the Company

is the

U.S. dollar

because
the Company’s

vessels operate

in international

shipping markets,

and therefore

primarily transact

business
in U.S. dollars. The Company’s accounting records are

maintained in U.S. dollars. Transactions involving
other currencies during

the year are

converted into U.S.

dollars using the

exchange rates in

effect at the
time of

the transactions.

At the balance

sheet dates,

monetary assets

and liabilities

which are denominated
in

other

currencies

are

translated

into

U.S.

dollars

at

the

year-end

exchange

rates.

Resulting

gains

or
losses

are

included

in

other

operating

(income)/loss

in

the

accompanying

consolidated

statements

of
operations.

Cash, Cash Equivalents and Time Deposits
e)

Cash, Cash Equivalents and Time

Deposits:
The Company considers highly liquid investments
such as time deposits, certificates of deposit

and their equivalents with an original maturity of

up to about
three months to

be cash equivalents. Time

deposits with maturity above

three months are removed

from
cash and cash

equivalents and are

separately presented

as time deposits.

Restricted cash consists

mainly
of cash deposits required to be maintained at all times under the Company’s loan facilities (Note 6).

Accounts Receivable, Trade
f)

Accounts Receivable, Trade:
The amount shown as accounts receivable, trade, at each

balance
sheet

date,

includes

receivables

from

charterers

for

hire

from

lease

agreements,

net

of

provisions

for
doubtful accounts, if any.

At each balance

sheet date, all potentially

uncollectible accounts are assessed
individually for

purposes of determining

the appropriate

provision for doubtful

accounts. As of

December
31, 2022

and 2021

there was
no

provision for

doubtful accounts.

The Company

does not

recognize interest
income on trade receivables as all balances are settled within a year.

Inventories
g)

Inventories:
Inventories

consist

of

lubricants

and

victualling

which

are

stated,

on

a

consistent
basis, at the lower of cost or net

realizable value. Net realizable value is

the estimated selling prices in the
ordinary course of business,

less reasonably predictable

costs of completion, disposal,

and transportation.
When

evidence

exists

that

the

net

realizable

value

of

inventory

is

lower

than

its

cost,

the

difference

is
recognized as a loss in earnings in the period in which it occurs.

Cost is determined by the first in, first out
method. Amounts removed from inventory are also determined by the first in first out method. Inventories
may also consist of bunkers,

when on the balance sheet date,

a vessel is without employment. Bunkers,

if
any,

are also stated at

the lower of cost

or net realizable value and

cost is determined by

the first in, first
out method.

Vessel Cost
h)

Vessel

Cost
:

Vessels

are

stated

at

cost

which

consists

of

the

contract

price

and

any

material
expenses

incurred

upon

acquisition

or

during

construction.

Expenditures

for

conversions

and

major
improvements are also capitalized when they appreciably extend the life, increase the earning capacity or
improve

the

efficiency

or

safety

of

the

vessels;

otherwise,

these

amounts

are

charged

to

expense

as
incurred. Interest cost

incurred during the

assets' construction periods that

theoretically could have

been
avoided if expenditure

for the assets

had not

been made is

also capitalized.

The capitalization rate,

applied
on accumulated

expenditures

for the

vessel, is

based on

interest rates

applicable to

outstanding borrowings
of the period.

Vessels held for sale
i)

Vessels held for sale:

The Company classifies assets as being held for sale when the respective criteria are met. Long-lived assets

or disposal groups classified as

held for sale are measured

at the lower
of their

carrying amount or

fair value

less cost

to sell.

These assets

are not

depreciated once they

meet
the criteria to be held for sale. The fair value less cost to sell of an asset held for sale is assessed at each reporting period it remains classified as held

for sale. When the plan to sell an asset

changes, the asset is
reclassified as held and used,

measured at the lower of

its carrying amount before

it was recorded as held
for sale, adjusted for depreciation, and the asset’s fair value at the date of the decision not to sell.

Sale and leaseback
j)

Sale and

leaseback:

In accordance

with ASC

842-40 in

a sale-leaseback

transaction where

the
sale of an asset and leaseback

of the same asset by

the seller is involved, the

Company, as seller-lessee,
should firstly determine whether the transfer of an asset shall be accounted for as a sale under ASC 606.
For a

sale to

have occurred,

the control

of the

asset would

need to

be transferred

to the

buyer and

the
buyer

would

need

to

obtain

substantially

all

the

benefits

from

the

use

of

the

asset.

As

per

the
aforementioned guidance, sale and leaseback transactions, which include an obligation for the Company, as seller-lessee, to repurchase the

asset, or other situations where the

leaseback would be classified as a
finance lease, are determined

to be failed sales under ASC

842-40. Consequently, the Company does not
derecognize the asset from

its balance sheet and accounts for

any amounts received under the

sale and
leaseback agreement as a financing arrangement.

Property and equipment
k)

Property and equipment:

The Company owns the land

and building where its offices are located.
The Company also owns part of a plot acquired for

office use (Note 5).

Land is stated at cost and it is

not
subject

to

depreciation.

The

building

has

an

estimated

useful

life

of
55 years

with
no

residual

value.
Furniture,

office

equipment

and

vehicles

have

a

useful

life

of
5 years
,

except

for

a

car

owned

by

the
Company, which has a useful life of 10 years
. Computer software and hardware have a

useful life of
three
years . Depreciation is calculated on a straight-line basis.

Impairment of Long-Lived Assets
l)

Impairment

of

Long-Lived

Assets:
Long-lived

assets

are

reviewed

for

impairment

whenever
events

or

changes

in

circumstances

(such

as

market

conditions,

obsolesce

or

damage

to

the

asset,
potential

sales

and

other

business

plans)

indicate

that

the

carrying

amount

of

an

asset

may

not

be
recoverable.

When

the

estimate

of

undiscounted projected

net

operating

cash

flows,

excluding interest
charges, expected

to be

generated by

the use

of an

asset over

its remaining

useful life

and its

eventual
disposition

is

less

than

its

carrying

amount,

the

Company

evaluates

the

asset

for

impairment

loss.
Measurement of

the impairment

loss is

based on

the fair

value of

the asset,

determined mainly

by third
party valuations.

For vessels, the Company calculates undiscounted projected net operating cash flows by considering the historical and

estimated vessels’ performance

and utilization with

the significant assumption

being future
charter rates for the unfixed days, using

the most recent
10 -year average of historical 1 year time charter
rates available

for each

type of

vessel over

the remaining

estimated life

of each

vessel, net

of commissions.
Historical

ten-year

blended

average

one-year

time

charter

rates

are

in

line

with

the

Company’s

overall
chartering strategy,

they reflect the

full operating history

of vessels of

the same type

and particulars with
the Company’s

operating fleet

and they

cover at

least a

full business

cycle, where

applicable. When the
10-year average of historical 1 year time charter rates is

not available for a type of vessels, the Company
uses the average of historical 1 year time charter rates

of the available period. Other assumptions used in
developing estimates of

future undiscounted cash

flow are charter

rates calculated for

the fixed days

using
the

fixed

charter

rate

of

each

vessel

from

existing

time

charters,

the

expected

outflows

for

scheduled
vessels’ maintenance; vessel

operating expenses; fleet

utilization, and the

vessels’ residual value

if sold
for scrap.

Assumptions are

in line

with the

Company’s historical

performance and

its expectations

for future
fleet

utilization

under

its

current

fleet

deployment

strategy.

This

calculation

is

then

compared

with

the
vessels’ net book

value plus unamortized deferred costs.

The difference between

the carrying amount of
the vessel plus

unamortized deferred costs

and their fair

value is recognized

in the Company's

accounts
as impairment loss.
The

Company’s

impairment

assessment

resulted

in

the
recognition of impairment

on

certain

vessels’
carrying value in 2020 amounting to $ 104,395 . No

impairment loss was identified or recorded in 2021 and
2022.
For property

and equipment,

the Company

determines undiscounted

projected net

operating cash

flows
by

considering

an

estimated

monthly

rent

the

Company

would

have

to

pay

in

order

to

lease

a

similar
property, during the useful

life of the

building.
No

impairment loss

was identified or

recorded for

2022, 2021
and 2020 and

the Company has

not identified any

other facts or

circumstances that

would require

the write
down of the value of its land or building in the near future.

Vessel Depreciation
m)

Vessel Depreciation:
Depreciation is computed using the straight-line method over the estimated useful life

of the

vessels, after

considering the

estimated salvage

(scrap) value.

Each vessel’s

salvage
value is equal

to the product

of its lightweight tonnage

and estimated scrap

rate. Management estimates
the useful life of

the Company’s vessels to

be
25 years

from the date of

initial delivery from the

shipyard.
Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Deferred Costs
n)

Deferred

Costs
:

The

Company

follows

the

deferral

method

of

accounting

for

dry-docking

and
special survey

costs whereby

actual costs

incurred are

deferred and

amortized on

a straight-line

basis over
the period

through the date

the next

survey is

scheduled to

become due. Unamortized

deferred costs of
vessels that are sold or impaired are written off and included in the calculation of the resulting gain or loss
in the year of the vessel’s sale (Note 4) or impairment.

Financing Costs
o)

Financing Costs
: Fees paid for obtaining finance liabilities, fees paid to lenders for obtaining new loans,

new bonds, or refinancing existing ones

accounted as loan modification,

are deferred and recorded
as

a contra

to

debt. Other

fees

paid for

obtaining loan

facilities not

used at

the

balance sheet

date

are
deferred. Fees relating

to drawn loan

facilities are amortized

to interest and

finance costs over

the life of
the

related

debt

using

the

effective

interest method

and

fees

incurred for

loan

facilities

not

used at

the
balance

sheet

date

are

amortized

using

the

straight-line

method

according

to

their

availability

terms.
Unamortized fees relating to

loans or bonds repaid

or repurchased or

refinanced as debt

extinguishment
are

written

off

in

the

period

the

repayment,

prepayment,

repurchase

or

extinguishment

is

made

and
included in the determination of

gain/loss on debt extinguishment.

Loan commitment fees are

expensed

in
the period

incurred, unless

they relate

to loans

obtained to

finance vessels

under construction,

in which
case, they are capitalized to the vessels’ cost.

Concentration of Credit Risk
p)

Concentration of

Credit

Risk
:

Financial instruments,

which potentially

subject

the

Company to
significant

concentrations

of

credit

risk,

consist

principally

of

cash

and

trade

accounts

receivable.

The
Company

places

its

temporary

cash

investments,

consisting

mostly

of

deposits,

with

various

qualified
financial

institutions

and

performs

periodic

evaluations

of

the

relative

credit

standing

of

those

financial
institutions that

are considered

in the

Company’s investment

strategy.

The Company

limits its

credit risk
with accounts receivable

by performing ongoing credit

evaluations of its customers’

financial condition and
generally

does

not

require

collateral

for

its

accounts

receivable

and

does

not

have

any

agreements

to
mitigate credit risk.

Accounting for Revenues and Expenses
q)

Accounting

for

Revenues

and

Expenses:
Revenues

are

generated

from

time

charter
agreements which contain

a lease as

they meet the

criteria of a

lease under ASC

842. Agreements with
the

same

charterer

are

accounted

for

as

separate

agreements

according

to

their

specific

terms

and
conditions. All

agreements contain

a minimum

non-cancellable

period and

an extension

period at

the option
of the

charterer. Each

lease

term is

assessed at

the inception

of that

lease. Under

a time

charter agreement,
the charterer pays a daily hire

for the use of the vessel

and reimburses the owner for

hold cleanings, extra
insurance premiums for navigating in

restricted areas and damages

caused by the charterers. Revenues
from time charter

agreements providing

for varying annual

rates are accounted

for as operating

leases and
thus recognized

on a

straight-line basis

over the

non-cancellable rental

periods of

such agreements,

as
service is performed.

The charterer

pays to third

parties port, canal

and bunkers

consumed during

the term
of the

time charter

agreement, unless

they are

for the

account of

the owner,

in which

case, they

are included
in

voyage

expenses. Voyage

expenses

also

include commissions

on

time

charter

revenue

(paid to

the
charterers,

the

brokers

and

the

managers)

and

gain

or

loss

from

bunkers

resulting

mainly

from

the
difference in

the value

of bunkers

paid by

the Company

when the

vessel is

redelivered to

the Company
from the

charterer under

the vessel’s

previous time

charter agreement

and the

value of

bunkers sold

by
the Company when the vessel is delivered to a new charterer (Note 10). Under a time charter agreement, the owner pays

for the operation

and the

maintenance of the

vessel, including

crew, insurance, spares and
repairs, which are recognized in operating expenses.

The Company, as lessor, has elected not to allocate
the

consideration

in

the

agreement

to

the

separate

lease

and

non-lease

components

(operation

and
maintenance of the

vessel) as their

timing and pattern

of transfer to

the charterer,

as the lessee,

are the
same

and the

lease component,

if accounted

for separately,

would be

classified as

an operating

lease.
Additionally,

the

lease

component

is

considered

the

predominant

component,

as

the

Company

has
assessed that

more

value is

ascribed to

the

vessel rather

than

to the

services provided

under the

time
charter contracts.

In time

charter agreements

apart from

the agreed

hire rate,

the Company

may be

entitled
to an

additional income,

such as

ballast bonus.

Ballast bonus

is paid

by charterers

for repositioning

the
vessel. The

Company analyzes

terms of

each contract

to assess

whether income

from ballast

bonus is
accounted together

with the

lease component

over the

duration of

the charter

or as

service component
under

ASC 606.

Deferred

revenue

includes cash

received

prior

to

the

balance sheet

date

for

which all
criteria to recognize as revenue have not been met.

Repairs and Maintenance
r)

Repairs and Maintenance:

All repair and maintenance expenses

including underwater inspection
expenses are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

Earnings / (loss) per Common Share
s)

Earnings / (loss)

per Common Share:

Basic earnings /

(loss) per common

share are computed
by

dividing

net

income

/

(loss)

available

to

common

stockholders

by

the

weighted

average

number

of
common

shares

outstanding

during

the

year.

Shares

issuable

at

little

or

no

cash

consideration

upon
satisfaction

of

certain

conditions,

are

considered

outstanding

and

included

in

the

computation

of

basic
earnings/(loss) per share

as of the date

that all necessary

conditions have been

satisfied. Diluted earnings
per common

share, reflects the

potential dilution that

could occur

if securities or

other contracts to

issue
common stock were exercised.

Segmental Reporting
t)

Segmental Reporting:
The Company

engages in

the operation

of dry-bulk

vessels which

has been
identified

as

one

reportable

segment.

The

operation

of

the

vessels

is

the

main

source

of

revenue
generation, the services

provided by the

vessels are similar

and they all

operate

under the same

economic
environment.

Additionally, the vessels

do not

operate in

specific geographic

areas, as

they trade

worldwide;
they do

not trade in

specific trade routes,

as their trading

(route and cargo)

is dictated by

the charterers;
and the Company does not evaluate the operating

results for each type of dry bulk vessels

(i.e. Panamax,
Capesize etc.)

for the

purpose of

making decisions

about allocating

resources and

assessing performance.

Fair Value Measurements
u)

Fair Value Measurements
: The Company classifies and discloses its assets and liabilities carried
at fair value in

one of the

following categories: Level

1: Quoted market

prices in active

markets for identical
assets or liabilities;

Level 2: Observable

market-based inputs or

unobservable inputs that

are corroborated
by market data; Level 3: Unobservable inputs that are not corroborated by market data.

Share Based Payments
v)

Share

Based Payments:

The

Company issues

restricted share

awards which

are

measured

at
their grant date fair value and are not subsequently re-measured.

That cost is recognized over the period
during which an employee is required to provide service in

exchange for the award—the requisite service
period (usually

the vesting

period). No

compensation cost

is recognized

for equity

instruments for

which
employees

do

not

render

the

requisite

service

unless

the

board

of

directors

determines

otherwise.
Forfeitures of

awards are

accounted for

when and

if they

occur.

If an

equity award

is modified

after the
grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Equity method investments
w)

Equity method

investments:

Investments in

common stock

in entities

over which

the Company
exercises

significant

influence but

does

not

exercise control

are

accounted for

by

the

equity method

of
accounting. Under this method, the Company

records such an investment at cost and adjusts

the carrying
amount for

its share

of the

earnings or

losses of

the entity

subsequent to

the date

of investment

and reports
the recognized earnings

or losses in income.

Dividends received, if

any, reduce the carrying amount of

the
investment. When the

carrying value of

an equity method

investment is

reduced to zero

because of losses,
the

Company

does

not

provide

for

additional

losses

unless

it

is

committed

to

provide

further

financial
support to

the investee. As

of December 31,

2021, the Company’s

investment in DWM

is classified as

a
liability because the Company absorbed such losses (Note 3(c)). The Company also evaluates whether a loss in value of an investment that is

other than a temporary decline should be recognized. Evidence of a loss in

value might

include absence

of an

ability to

recover the

carrying amount

of the

investment or

inability
of the investee to sustain an earnings capacity that would

justify the carrying amount of the investment.

Going concern
x)

Going concern:
Management evaluates, at each

reporting period, whether

there are conditions or
events that raise substantial doubt about the Company's ability to continue as a going concern within one year from the date the financial statements are issued.

Shares repurchased and retired
y)

Shares

repurchased

and

retired:
The

Company’s

shares

repurchased

for

retirement,

are
immediately cancelled and the Company’s share capital is accordingly reduced. Any excess of the cost of
the shares

over their

par value is

allocated in additional

paid-in capital,

in accordance

with ASC 505-30-
30, Treasury Stock.

Financial Instruments, credit losses
z)

Financial Instruments,

credit losses
: At each

reporting date, the

Company evaluates its

financial
assets individually for credit

losses and presents such

assets in the

net amount expected to

be collected
on such financial asset. When financial assets present similar risk characteristics, these are evaluated on
a

collective

basis.

When

developing

an

estimate

of

expected

credit

losses,

the

Company

considers
available information

relevant to assessing

the collectability

of cash

flows such

as internal

information, past
events,

current

conditions

and

reasonable

and

supportable

forecasts.

As

of

December

31,

2021,

the
Company

assessed

the

financial

condition

of

DWM,

changed

its

estimate

on

the

recoverability

of

its
receivable due

from DWM relating

to the fine

paid by the

Company on

behalf of

DWM (Notes

3(c) and

8(b))
and determined that part of the amount may not be recoverable.

As a result, the Company recorded as of
December 31, 2021, an allowance for

credit losses amounting to $
300
, based on probability of default

as
there

was

no

previous

loss

record.

The

allowance

for

credit

losses

was

included

in

“Other

operating
(income)/loss”

in

the

2021

accompanying

consolidated

statements

of

operations.

The

allowance

was
reversed

in

2022

as

the

full

amount

was

recovered

and

its

reversal

is

included

in

“Other

operating
(income)/loss” in

the

2022 accompanying

consolidated statements

of

operations.
No

credit

losses were
identified and recorded in 2020 and 2022.

Financial Instruments, Recognition and Measurement
aa)

Financial

Instruments,

Recognition

and

Measurement:
According

to

ASC

321-10-35-2,

the
Company has

elected to

measure equity

securities without

a readily

determinable fair

value, that

do not
qualify for

the practical

expedient in

ASC 820
Fair Value Measurement
to estimate

fair value

using the

NAV
per share (or

its equivalent),

at its cost

minus impairment,

if any. If the Company

identifies observable

price
changes in orderly

transactions for

the identical or

a similar investment

of the same

issuer, it shall measure
equity securities at fair value as

of the date that the observable transaction occurred.

The Company shall
continue to

apply this

measurement until

the investment

does not

qualify to

be measured

in accordance
with

this

paragraph.

At

each

reporting

period,

the

Company

reassesses

whether

an

equity

investment
without a readily determinable fair value qualifies to

be measured in accordance with this paragraph. The
Company may

subsequently elect to

measure equity

securities at fair

value and

the election to

measure
securities at

fair value

shall be

irrevocable. Any

resulting gains

or losses on

the securities

for which

that
election is

made shall

be recorded

in earnings

at the

time

of the

election. At

each reporting

period, the
Company also evaluates indicators such

as the investee’s performance and

its ability to continue as

going
concern

and

market

conditions,

to

determine

whether

an

investment

is

impaired

in

which

case,

the
Company will estimate the fair value of the investment to determine the amount of the impairment loss.

Non-monetary transactions
ab)

Non-monetary transactions

and spinoffs:
Non-monetary transactions

are recorded

based on

the
fair values of

the assets (or

services) involved unless the

fair value of

neither the asset received,

nor the
asset relinquished is determinable

within reasonable limits. Also, under

ASC 845-10-30-10 Nonmonetary
Transactions, Overall,

Initial Measurement,

Nonreciprocal

Transfers with

Owners and

ASC 505-60

Spinoffs
and Reverse Spinoffs,

if the pro-rata

spinoff of a

consolidated subsidiary or equity

method investee does
not meet the definition of a business under ASC 805, the nonreciprocal transfer of nonmonetary assets is accounted for at fair value, if the fair value of the nonmonetary asset distributed is objectively measurable
and

would

be

clearly

realizable

to

the

distributing

entity

in

an

outright

sale

at

or

near

the

time

of

the
distribution, and

the spinor

recognizes a

gain or

loss for

the difference

between the

fair value

and book
value of the

spinee. A transaction

is considered pro

rata if

each owner receives

an ownership interest

in
the transferee in proportion to

its existing ownership interest in

the transferor (even if the

transferor retains
an ownership interest

in the transferee).

In accordance with

ASC 805 Business

Combinations: Clarifying
the Definition of a

Business, if substantially all of

the fair value of

the gross assets distributed

in a spinoff
are concentrated in

a single identifiable

asset or group

of similar identifiable assets,

then the spinoff

of a
consolidated subsidiary

does not

meet the

definition of

a business

(Note 3(f)).

Other nonreciprocal

transfers
of nonmonetary assets to owners are accounted for at fair value if the fair value of the nonmonetary asset
distributed is objectively measurable and would be clearly

realizable to the distributing entity in an outright
sale at or near the time of the distribution.

Contracts in entity's equity
ac)

Contracts in

entity’s equity:

Under ASC

815-40 contracts that

require settlement

in shares

are
considered equity

instruments, unless

an event

that

is not

in the

entity’s

control would

require net

cash
settlement.

Additionally,

the

entity

should

have

sufficient

authorized

and

unissued

shares,

the

contract
contains an explicit

share limit, there

is no requirement

to net cash

settle the contract

in the event

the entity
fails

to make

timely filings with

the

Securities and

Exchange Commission

(SEC) and

there are

no cash
settled top-off

or make-whole provisions.

The Company follows

the provision of

ASC 480 “Distinguishing
Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to determine whether the warrants issued should be classified as permanent equity, temporary equity or liability. The Company has determined that
warrants are

free standing

instruments and

are out

of scope

of ASC

480 and

meet all

criteria for

equity
classification.

New Accounting Pronouncements - Not Yet Adopted
New Accounting Pronouncements - Not Yet Adopted
In

March

2020, the

FASB

issued

ASU 2020-04, Reference

Rate Reform

(Topic

848):

Facilitation of

the
Effects

of

Reference

Rate

Reform

on

Financial

Reporting, which

provides

optional

expedients

and
exceptions

for

applying

GAAP

to

contracts,

hedging

relationships,

and

other

transactions

affected

by
reference rate reform.

ASU 2020-04 applies

to contracts that

reference LIBOR or

another reference rate
expected to be terminated

because of reference rate

reform. The amendments

in this Update are

effective
for

all

entities

as

of

March

12,

2020

through

December

31,

2022.

An

entity

may

elect

to

apply

the
amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period

that includes

or is subsequent

to March

12, 2020, up

to the date

that the

financial statements
are available

to be

issued. Once

elected for

a Topic or

an Industry

Subtopic, the

amendments in

this Update
must be applied prospectively for all eligible contract modifications for that Topic

or Industry Subtopic. An
entity may elect to apply

the amendments in this

Update to eligible hedging

relationships existing as of

the
beginning

of

the

interim

period

that

includes

March

12,

2020

and

to

new

eligible

hedging

relationships
entered into

after the

beginning of

the interim

period that

includes March

12, 2020.

An entity

may elect
certain

optional

expedients

for

hedging

relationships

that

exist

as

of

December

31,

2022

and

maintain
those optional

expedients through

the end

of the

hedging relationship.

In December

2022, the

FASB issued
ASU No. 2022-06, Deferral of

the Sunset Date of Reference

Rate Reform (Topic 848). Topic

848 provides
optional

expedients

and

exceptions

for

applying GAAP

to

transactions

affected

by

reference

rate

(e.g.,
LIBOR)

reform

if

certain

criteria

are

met,

for

a

limited

period

of

time

to

ease

the

potential

burden

in
accounting for

(or recognizing

the effects of)

reference rate

reform on

financial reporting.

The ASU

deferred
the sunset date of

Topic

848 from December 31,

2022 to December 31,

2024. The Company is

exposed
to LIBOR and

LIBOR changes under its

loan agreements with

several banks.

As of December

31, 2022,
the Company

used

LIBOR and will

continue to

use LIBOR

until it

is discontinued or

replaced by

another
rate to be

agreed with the

related banks. During

2022, the Company

entered into a

new loan agreement
and elected to use term SOFR as a

replacement for LIBOR and it is probable

that it will use the same rate
when the agreements

under LIBOR

are modified.

The Company

does not

expect that

the change of

LIBOR
to term SOFR will have a significant impact in its results of operations and cash flows.